SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (476,985)	$ (443,367)
Land	11,664	11,664
Capital work in progress	24,495	40,290
Total	423,856	438,146
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 55,798	55,283
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 783,271	747,905
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Office Equipment (Furniture and Fixtures) and Tools [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 16,191	16,658
Office Equipment (Furniture and Fixtures) and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office Equipment (Furniture and Fixtures) and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 9,422	$ 9,713
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years